Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 12,795,060	$ 12,053,490	$ 11,247,477
Inter - segment revenue	0	0	0
Segment depreciation and amortization	(557,283)	(503,224)	(457,085)
Income (Loss) From Equity Method Investments	30,959	8,949	4,534
thereof investment in equity method investees	692,025	250,373
Capital expenditures, acquisitions and investments	2,383,184	1,287,967	761,719
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	12,777,967	12,053,038	11,246,873
Inter - segment revenue	9,196	5,419	2,752
Segment revenue	12,787,163	12,058,457	11,249,625
Segment depreciation and amortization	(442,655)	(403,057)	(362,555)
Segment operating income	2,242,887	2,063,281	1,886,434
Income (Loss) From Equity Method Investments	32,456	8,949	4,534
Segment assets	17,351,198	16,507,974	15,456,057
thereof investment in equity method investees	693,437	250,373	31,373
Capital expenditures, acquisitions and investments	2,217,008	1,008,101	600,603
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	8,150,017	8,129,737	7,611,500
Inter - segment revenue	9,196	5,419	2,752
Segment revenue	8,159,213	8,135,156	7,614,252
Segment depreciation and amortization	(269,055)	(254,205)	(233,094)
Segment operating income	1,435,450	1,385,651	1,249,769
Income (Loss) From Equity Method Investments	32,387	8,753	4,383
Segment assets	11,761,777	11,720,495	11,202,999
thereof investment in equity method investees	322,990	243,452	25,578
Capital expenditures, acquisitions and investments	1,055,183	448,327	335,857
Exclusion of non-cash acquisitions	6,000	122,847
Segment assets if produced at segments	12,805,094
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	4,627,950	3,923,301	3,635,373
Segment revenue	4,627,950	3,923,301	3,635,373
Segment depreciation and amortization	(173,600)	(148,852)	(129,461)
Segment operating income	807,437	677,630	636,665
Income (Loss) From Equity Method Investments	69	196	151
Segment assets	5,589,421	4,787,479	4,253,058
thereof investment in equity method investees	370,447	6,921	5,795
Capital expenditures, acquisitions and investments	1,161,825	559,774	264,746
Exclusion of non-cash acquisitions	225,034	32,935	4,151
Segment assets if produced at segments	6,212,698
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	17,093	452	604
Inter - segment revenue	(9,196)	(5,419)	(2,752)
Segment revenue	7,897	(4,967)	(2,148)
Segment depreciation and amortization	(114,628)	(100,167)	(94,530)
Segment operating income	(167,995)	(139,476)	(130,838)
Income (Loss) From Equity Method Investments	(1,497)
Segment assets	2,181,652	586,687	365,258
thereof investment in equity method investees	(1,412)
Capital expenditures, acquisitions and investments	166,176	279,866	161,116
Exclusion of non-cash acquisitions		2,125
Segment assets if produced at segments	$ 515,058